Supplemental Guarantor Information Income Statement (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Sales	$ 950.8	$ 1,003.2
Excise taxes	(293.6)	(303.2)
Net sales	657.2	700.0
Cost of goods sold	(414.0)	(454.8)
Gross profit	243.2	245.2
Marketing, general and administrative expenses	(250.9)	(240.6)
Special items, net	108.6	(8.6)
Equity income in MillerCoors	142.4	129.3
Operating income (loss)	243.3	125.3
Interest income (expense), net	(47.3)	(29.2)
Other income (expense), net	(15.3)	(2.6)
Income (loss) from continuing operations before income taxes	180.7	93.5
Income tax benefit (expense)	(20.6)	(12.8)
Net Income (loss) from continuing operations	160.1	80.7
Income (loss) from discontinued operations, net of tax	(0.5)	1.9
Net income (loss) including noncontrolling interests	159.6	82.6
Net (income) loss attributable to noncontrolling interests	(0.8)	(1.5)
Net income (loss) attributable to MCBC	158.8	81.1
Comprehensive income (loss) attributable to Molson Coors Brewing Company	415.8	(556.3)
Parent Guarantor and 2012 Issuer [Member]
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Sales	6.6	4.9
Excise taxes	0.0	0.0
Net sales	6.6	4.9
Cost of goods sold	0.0	0.0
Gross profit	6.6	4.9
Marketing, general and administrative expenses	(47.0)	(28.1)
Special items, net	0.0	0.0
Equity income (loss) in subsidiaries	215.8	104.2
Equity income in MillerCoors	0.0	0.0
Operating income (loss)	175.4	81.0
Interest income (expense), net	(39.9)	(17.2)
Other income (expense), net	(18.3)	(1.3)
Income (loss) from continuing operations before income taxes	117.2	62.5
Income tax benefit (expense)	41.6	18.6
Net Income (loss) from continuing operations	158.8	81.1
Income (loss) from discontinued operations, net of tax	0.0	0.0
Net income (loss) including noncontrolling interests	158.8	81.1
Net (income) loss attributable to noncontrolling interests	0.0	0.0
Net income (loss) attributable to MCBC	158.8	81.1
Comprehensive income (loss) attributable to Molson Coors Brewing Company	415.8	(556.3)
Subsidiary Guarantors [Member]
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Sales	375.9	433.2
Excise taxes	(84.0)	(94.0)
Net sales	291.9	339.2
Cost of goods sold	(163.7)	(206.9)
Gross profit	128.2	132.3
Marketing, general and administrative expenses	(79.8)	(88.6)
Special items, net	109.3	0.0
Equity income (loss) in subsidiaries	(113.4)	(109.1)
Equity income in MillerCoors	142.4	129.3
Operating income (loss)	186.7	63.9
Interest income (expense), net	69.2	72.7
Other income (expense), net	4.6	(2.4)
Income (loss) from continuing operations before income taxes	260.5	134.2
Income tax benefit (expense)	(85.4)	(29.5)
Net Income (loss) from continuing operations	175.1	104.7
Income (loss) from discontinued operations, net of tax	0.0	0.0
Net income (loss) including noncontrolling interests	175.1	104.7
Net (income) loss attributable to noncontrolling interests	0.0	0.0
Net income (loss) attributable to MCBC	175.1	104.7
Comprehensive income (loss) attributable to Molson Coors Brewing Company	408.8	(505.4)
Subsidiary Non Guarantors [Member]
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Sales	595.3	595.1
Excise taxes	(209.6)	(209.2)
Net sales	385.7	385.9
Cost of goods sold	(270.4)	(272.2)
Gross profit	115.3	113.7
Marketing, general and administrative expenses	(131.0)	(129.6)
Special items, net	(0.7)	(8.6)
Equity income (loss) in subsidiaries	149.3	40.4
Equity income in MillerCoors	0.0	0.0
Operating income (loss)	132.9	15.9
Interest income (expense), net	(76.6)	(84.7)
Other income (expense), net	(1.6)	1.1
Income (loss) from continuing operations before income taxes	54.7	(67.7)
Income tax benefit (expense)	23.2	(1.9)
Net Income (loss) from continuing operations	77.9	(69.6)
Income (loss) from discontinued operations, net of tax	(0.5)	1.9
Net income (loss) including noncontrolling interests	77.4	(67.7)
Net (income) loss attributable to noncontrolling interests	(0.8)	(1.5)
Net income (loss) attributable to MCBC	76.6	(69.2)
Comprehensive income (loss) attributable to Molson Coors Brewing Company	99.4	(293.7)
Eliminations [Member]
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Sales	(27.0)	(30.0)
Excise taxes	0.0	0.0
Net sales	(27.0)	(30.0)
Cost of goods sold	20.1	24.3
Gross profit	(6.9)	(5.7)
Marketing, general and administrative expenses	6.9	5.7
Special items, net	0.0	0.0
Equity income (loss) in subsidiaries	(251.7)	(35.5)
Equity income in MillerCoors	0.0	0.0
Operating income (loss)	(251.7)	(35.5)
Interest income (expense), net	0.0	0.0
Other income (expense), net	0.0	0.0
Income (loss) from continuing operations before income taxes	(251.7)	(35.5)
Income tax benefit (expense)	0.0	0.0
Net Income (loss) from continuing operations	(251.7)	(35.5)
Income (loss) from discontinued operations, net of tax	0.0	0.0
Net income (loss) including noncontrolling interests	(251.7)	(35.5)
Net (income) loss attributable to noncontrolling interests	0.0	0.0
Net income (loss) attributable to MCBC	(251.7)	(35.5)
Comprehensive income (loss) attributable to Molson Coors Brewing Company	(508.2)	799.1
Consolidated [Member]
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Sales	950.8	1,003.2
Excise taxes	(293.6)	(303.2)
Net sales	657.2	700.0
Cost of goods sold	(414.0)	(454.8)
Gross profit	243.2	245.2
Marketing, general and administrative expenses	(250.9)	(240.6)
Special items, net	108.6	(8.6)
Equity income (loss) in subsidiaries	0.0	0.0
Equity income in MillerCoors	142.4	129.3
Operating income (loss)	243.3	125.3
Interest income (expense), net	(47.3)	(29.2)
Other income (expense), net	(15.3)	(2.6)
Income (loss) from continuing operations before income taxes	180.7	93.5
Income tax benefit (expense)	(20.6)	(12.8)
Net Income (loss) from continuing operations	160.1	80.7
Income (loss) from discontinued operations, net of tax	(0.5)	1.9
Net income (loss) including noncontrolling interests	159.6	82.6
Net (income) loss attributable to noncontrolling interests	(0.8)	(1.5)
Net income (loss) attributable to MCBC	158.8	81.1
Comprehensive income (loss) attributable to Molson Coors Brewing Company	$ 415.8	$ (556.3)